FINANCIAL RISK MANAGEMENT - Net Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial Instruments [Abstract]
Cash	$ 170,739	$ 204,303
Restricted cash	49,618	0
Amounts receivable	27,962	24,984
Prepaid expenses and deposits	23,635	37,520
Total current assets	271,954	266,807
Amounts payable and accrued liabilities	150,221	138,273
Resident security deposits	85,196	79,864
Dividends payable	15,856	15,861
Current portion of long-term debt	309,116	757,135
Current liabilities	560,389	991,133
Net current liabilities	$ (288,435)	$ (724,326)